Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Investment Holdings [Line Items]
Net gains (losses) recognized during the period		$ 414	$ (65)
Less: Net gains recognized during the period on securities sold during the period		(19)	(19)
Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018	[1]	395	(84)
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net gains (losses) recognized during the period		186	(32)
Less: Net gains recognized during the period on securities sold during the period		(1)	(15)
Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018	[1]	$ 185	$ (47)

[1]	Included in other income and the nuclear decommissioning trust regulatory liability.